Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)
Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Current tax income (expense)
Current year	(494)	(252)	(375)
Previous years	1,044	(67)	796
	550	(319)	421
Deferred tax income
Creation and reversal of temporary differences	(922)	(250)	1,318

Tax benefit (taxes on income)	(372)	(569)	1,739

Schedule of Theoretical Tax
Statutory rate applied to corporations in Israel and the actual tax expense, is as follows:

	2017	2016	2015
	€ in thousands

Profit (loss) before taxes on income	(6,269)	(63)	6,371
Primary tax rate of the Company	24%	25%	26.5%
Tax benefit (tax on income)	1,505	16	(1,688)

Profit (loss) subject to different tax rate	(106)	(15)	(265)
Creation of (changes in) deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(448)	-	2,441
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	367	344	5
Change in temporary differences for which deferred tax were not recognized	(359)	(347)	832
Current year tax losses and benefits for which deferred taxes were not created,	(1,142)	(378)	511
Taxes in respect to previous years and others	(189)	(189)	(97)

Actual tax benefit (tax on income)	(372)	(569)	1,739

Schedule of Deferred Taxes
			Finance lease		Losses
	Financial	Fixed	obligations and	Swap	on
	assets	assets	long term loans	contract	income	Total
	€ in thousands
Balance of deferred tax asset (liability) as at January 1, 2016	(1,184)	(3,019)	2,150	139	3,768	1,854
Changes recognized in profit or loss	(95)	(42)	(46)	39	106	(250)
Changes recognized in other comprehensive income	-	-	-	-	-	-
Balance of deferred tax asset (liability) as at December 31, 2016	(1,279)	(3,061)	2,104	178	3,662	1,604

			Finance lease		Losses
	Financial	Fixed	obligations and	Swap	on
	assets	assets	long term loans	contract	income	Total
	€ in thousands
Balance of deferred tax asset (liability) as at January 1, 2017	(1,279)	(3,061)	2,104	178	3,662	1,604
Changes recognized due to business combination	(7,678)	-	-	-	2,791	(4,887)
Changes recognized in profit or loss	1,565	(117)	(84)	(61)	(2,225)	(922)
Balance of deferred tax asset (liability) as at December 31, 2017	(7,392)	(3,178)	2,020	117	4,228	(4,205)